Note 8 - Prepayments and Other (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Schedule of Other Current Assets [Table Text Block]
	December 31, 2013	December 31, 2014
Prepaid expenses	54	293
Interest Receivable	124	-
Guarantees	21	399
Other receivables	319	94
Total	518	786